Selected Statement of Operations Data - Schedule of Revenue by Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues by major product lines	$ 752,517	$ 582,746	$ 439,995
Inspection [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	183,925	171,300	149,134
Direct Imaging [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	147,445	152,607	167,522
Test and Repair [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	106,418	82,034	77,335
PVD/CVD [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	162,627	78,529
Other [Member]
Segment Reporting Information [Line Items]
Revenues by major product lines	$ 152,102	$ 98,276	$ 46,004